Share and Capital Reserve (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of share and capital reserve under options schemes

	2021	2020	2019
	$’000	$’000	$’000
Beginning of financial year	11,630	5,898	2,612
Employee share grant and options schemes
- Value of employee services (Note 8)	8,542	6,660	3,204
- Shares issued (Note 23(a))	(2,199)	(1,152)	(66)
Non-executive director share grant and options schemes
- Value of services (Note 27)	2,108	280	148
- Shares issued (Note 23(a))	(1,423)	(56)	—

End of financial year	18,658	11,630	5,898

Summary of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding at the end of the year have the following weighted average remaining contractual life and exercise prices:

	2021		2020		2019
Exercise price	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)
$124.63	38,106	4.35	38,106	5.35	45,195	6.36
$142.00	13,060	5.82	14,361	6.75	16,672	7.74
$164.00	11,734	6.40	12,187	7.40	13,604	8.40
$262.77	45,800	7.28	46,160	8.28	49,900	9.28

	108,700		110,814		125,371

Summary of inputs into black scholes option pricing model
The fair value of options granted on 1 April 2019 and 9 December 2019 are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model were shown below.

	1 April 2019	9 December 2019
Share price at grant date	$300,39	$269.54
Exercise price	$262.77	$262.77
Expected volatility	32%	42%
Dividend yield	Nil	Nil
Option life	Up to 10 years	Up to 10 years
Annual risk-free interest rate	2.18%	1.61%

Summary of number and weighted average exercise prices of other equity instruments
The shares vested during the financial year and share awards outstanding at the end of the financial year for the RSU Plan and Omnibus Plan were as follows:

Group	Grant date fair value	Beginning of financial year	Granted during financial year	Vested during financial year	Share award forfeited	End of financial year
2021	$223.78	64,705	634	(13,782)	(601)	50,956

2020	$223.78	60,268	13,984	(8,918)	(629)	64,705

2019	$269.54	11,014	57,242	(7,988)	—	60,268

Summary of capital reserve	Capital reserve comprises the following item:

	2021	2020	2019
	$’000	$’000	$’000
Gain on re-issuance of treasury shares (Note 23(b))	785	785	130

Total capital reserve	785	785	130

Employee Stock Option Plan [Member]
Statements [Line Items]
Summary of number and weighted average exercise prices of share options
Set out below are summaries of options granted under the plan:

	2021		2020		2019
	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options
Beginning of financial year	$188.75	110,814	$186.19	125,371	$134.56	87,344
Granted during the year	—	—	—	—	$262.77	49,900
Exercised during the year	$144.94	(554)	$159.84	(13,228)	—	—
Forfeited during the year	$175.21	(1,560)	$235.10	(1,329)	$128.17	(11,873)

End of financial year	$189.17	108,700	$188.75	110,814	$186.19	125,371

Vested and exercisable at 31 December	$174.40	52,173	$162.67	43,688	$161.79	56,790

Non Executive Directors Plan [Member]
Statements [Line Items]
Summary of number and weighted average exercise prices of share options
Movements in the number of unissued ordinary shares under option and their exercise prices are as follows:

	No. of ordinary shares under option
	Beginning of financial year	Granted during financial year	Forfeited during financial year	Exercised during financial year	End of financial year	Exercise price	Exercise period	Remaining contractual life (years)
2021
- 4 October 2019	3,209	—	—	—	3,209	$317.90	4.10.20 to 3.9.24	2.68

	3,209	—	—	—	3,209

2020
- 4 October 2019	3,209	—	—	—	3,209	$317.90	4.10.20 to 3.9.24	3.68

	3,209	—	—	—	3,209

2019
- 4 October 2019	—	3,209	—	—	3,209	$317.90	4.10.20 to 3.9.24	4.68

	—	3,209	—	—	3,209

On 13 October 2021, 10,346 Restricted Stock Units (“RSU”) in the Group were granted pursuant to the NED Plan. The grant date fair value per RSU is $390.45.

Group	Grant date fair value	Beginning of financial year	Granted during financial year	Vested during financial year	Forfeited during financial year	End of financial year
2021	$390.45	—	10,346	(3,184)	—	7,162